Net loss per share - Schedule of Securities Excluded From Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	938,053	1,663,652	938,053	1,663,652	1,788,426	1,829,878
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	927,312	1,527,678	927,312	1,527,678	1,702,876	1,792,789
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	9,250	120,600	9,250	120,600	75,700	26,400
Shares issuable under 2020 ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share (in shares)	1,491	15,374	1,491	15,374	9,850	10,689